Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of activity of restricted share units
The following table summarizes the activity of restricted share units during fiscal years 2021, 2020 and 2019:

	Units	Weighted-average grant-date fair value
Outstanding at December 31, 2018	1,605,049	7.41
2019 annual grant	35,000	8.00
Partial vesting of 2014 grant	(38,222)	8.58
Partial vesting of 2015 grant	(115,634)	6.33
Partial vesting of 2016 grant	(134,501)	4.70
Partial vesting of 2017 grant	(174,232)	9.20
Forfeitures	(239,621)	7.74
Outstanding at December 31, 2019	937,839	7.50
Partial vesting of 2015 grants	(101,928)	6.33
Partial vesting of 2016 grants	(114,045)	4.70
Partial vesting of 2017 grants	(67,606)	9.20
Partial vesting of 2018 grants	(163,695)	8.50
Vesting of 2019 grant	(35,000)	8.00
Forfeitures	(4,367)	7.75
Outstanding at December 31, 2020	451,198	7.80
Partial vesting of 2016 grants	(110,213)	4.70
Partial vesting of 2017 grants	(62,742)	9.20
Partial vesting of 2018 grants	(79,673)	8.50
Forfeitures	(11,774)	8.69
Outstanding at December 31, 2021	186,796	8.70
Exercisable at December 31, 2021	—	—
The following table provides a summary of outstanding restricted share units at December 31, 2021:

Number of units outstanding (i)	186,796
Weighted-average grant-date fair market value per unit	8.70
Total grant-date fair value	1,625
Weighted-average accumulated percentage of service	85.29%
Stock-based compensation recognized in Additional paid-in capital	1,386
Compensation expense not yet recognized (ii)	239

(i)Related to awards that will vest between fiscal years 2022 and 2023.
(ii)Expected to be recognized in a weighted-average period of 0.3 years.

Summary of phantom RSU award activity
The following table summarizes the activity under the plan as of December 31, 2021:

Units
Grant 2019	1,672,657
Forfeitures	(10,837)
Outstanding at December 31, 2019	1,661,820
Grant 2020	65,440
Partial vesting and settlement of 2019 Grant (i)	(5,162)
Forfeitures	(31,614)
Outstanding at December 31, 2020	1,690,484
Grant 2021	918,387
Partial vesting and settlement of 2019 Grant (ii)	(173,916)
Vesting of 2020 grant (iii)	(65,440)
Forfeitures	(329,027)
Outstanding at December 31, 2021	2,040,488

(i) Amounting to $18
(ii) Amounting to $1,104
(iii) Amounting to $416

Total Non-vested (i)
Number of units outstanding	2,040,488
Current share price	5.83
Total fair value of the plan	11,896
Weighted-average accumulated percentage of service	44.12%
Accrued liability (ii)	5,248
Compensation expense not yet recognized (iii)	6,648
(i)Related to awards that will vest between April 2022 and May 2024.
(ii)Presented within “Accrued payroll and other liabilities” in the Company’s current and non-current liabilities balance sheet.
(iii)Expected to be recognized in a weighted-average period of 2.31 years.